Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Prepaid expenses		$ 22	$ 30
Government institutions		22	40
Grant Receivable		29
Related parties		3	11
Total Accounts Receivable	$ 30	$ 76	$ 81